Impairment losses and goodwill - Impairment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment losses
Impairment of goodwill		€ (817)	€ (3,702)
Impairment of fixed assets	€ (1)	(23)	(5)
Goodwill	23,775	23,113	24,192
Romania
Impairment losses
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets		1,700
Impairment of goodwill		€ (789)
Percentage of net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets		100.00%
Spain, operating segment
Impairment losses
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets			7,700
Impairment of goodwill			€ (3,702)
Mobile Financial Services
Impairment losses
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets		€ 400
Impairment of goodwill		(28)
Impairment loss		49
Impairment of fixed assets	€ (42)	(21)
Goodwill		€ 0